Fair Value Measurements and Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Derivative instruments disclosure
Estimated Fair Value of Financial Instruments that are not Measured at Fair Value on Recurring Basis
The estimated fair value of our financial instruments that are not measured at fair value, categorized based upon the fair value hierarchy, are as follows (in thousands):

	Fair Value Measurements at December 31, 2019					Fair Value Measurements at December 31, 2018
Description	Total Carrying Amount	Total Fair Value	Level 1(1)	Level 2(2)	Level 3(3)	Total Carrying Amount	Total Fair Value	Level 1(1)	Level 2(2)	Level 3(3)
Assets:
Cash and cash equivalents(4)	$243,738	$243,738	$243,738	—	—	$287,852	$287,852	$287,852	—	—
Total Assets	$243,738	$243,738	$243,738	$—	$—	$287,852	$287,852	$287,852	$—	$—
Liabilities:
Long-term debt (including current portion of long-term debt)(5)	$9,370,438	$10,059,055	—	$10,059,055	—	$9,871,267	$10,244,214	—	$10,244,214	—
Total Liabilities	$9,370,438	$10,059,055	$—	$10,059,055	$—	$9,871,267	$10,244,214	$—	$10,244,214	$—
___________________________________________________________________
(1)Inputs based on quoted prices (unadjusted) in active markets for identical assets or liabilities that we have the ability to access. Valuation of these items does not entail a significant amount of judgment.
(2)Inputs other than quoted prices included within Level 1 that are observable for the liability, either directly or indirectly. For unsecured revolving credit facilities and unsecured term loans, fair value is determined utilizing the income valuation approach. This valuation model takes into account the contract terms of our debt such as the debt maturity and the interest rate on the debt. The valuation model also takes into account the creditworthiness of the Company.
(3)Inputs that are unobservable. The Company did not use any Level 3 inputs as of December 31, 2019 and 2018.
(4)Consists of cash and marketable securities with original maturities of less than 90 days.
(5)Consists of unsecured revolving credit facilities, senior notes, senior debentures and term loans. These amounts do not include our capital lease obligations or commercial paper.

Company's Financial Instruments Recorded at Fair Value on Recurring Basis	The following table presents information about the Company's financial instruments recorded at fair value on a recurring basis (in thousands):

	Fair Value Measurements at December 31, 2019				Fair Value Measurements at December 31, 2018
Description	Total Fair Value	Level 1(1)	Level 2(2)	Level 3(3)	Total Fair Value	Level 1(1)	Level 2(2)	Level 3(3)
Assets:
Derivative financial instruments(4)	$39,994	$—	$39,994	$—	$65,297	$—	$65,297	$—
Total Assets	$39,994	$—	$39,994	$—	$65,297	$—	$65,297	$—
Liabilities:
Derivative financial instruments(5)	$257,728	$—	$257,728	$—	$201,812	$—	$201,812	$—
Contingent consideration(6)	62,400	—	—	62,400	44,000	—	—	44,000
Total Liabilities	$320,128	$—	$257,728	$62,400	$245,812	$—	$201,812	$44,000
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(1)Inputs based on quoted prices (unadjusted) in active markets for identical assets or liabilities that we have the ability to access. Valuation of these items does not entail a significant amount of judgment.
(2)Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. For foreign currency forward contracts, interest rate swaps and fuel swaps, fair value is derived using valuation models that utilize the income valuation approach. These valuation models take into account the contract terms, such as maturity as well as other inputs, such as foreign exchange rates and curves, fuel types, fuel curves and interest rate yield curves. Derivative instrument fair values take into account the creditworthiness of the counterparty and the Company.
(3)Inputs that are unobservable.
(4)Consists of foreign currency forward contracts, interest rate swaps and fuel swaps. Refer to the "Fair Value of Derivative Instruments" table for breakdown by instrument type.
(5)Consists of foreign currency forward contracts, interest rate swaps and fuel swaps. Refer to the "Fair Value of Derivative Instruments" table for breakdown by instrument type.
(6)The contingent consideration related to the Silversea Cruises acquisition is estimated by applying a Monte-Carlo simulation method using our closing stock price along with significant inputs not observable in the market, including the probability of achieving the milestones and estimated future operating results. The Monte-Carlo simulation is a generally accepted statistical technique used to generate a defined number of valuation paths in order to develop a reasonable estimate of fair value. Refer to Note 3. Business Combination for further information on the Silversea Cruises acquisition. For the twelve months ended December 31, 2019, we recorded a contingent consideration expense of $18.4 million within Other (expense) income in our consolidated statements of comprehensive income (loss).

Offsetting Assets
The following table presents information about the Company’s offsetting of financial assets under master netting agreements with derivative counterparties (in thousands):

	Gross Amounts not Offset in the Consolidated Balance Sheet that are Subject to Master Netting Agreements
	As of December 31, 2019				As of December 31, 2018
	Gross Amount of Derivative Assets Presented in the Consolidated Balance Sheet	Gross Amount of Eligible Offsetting Recognized Derivative Liabilities	Cash Collateral Received	Net Amount of Derivative Assets	Gross Amount of Derivative Assets Presented in the Consolidated Balance Sheet	Gross Amount of Eligible Offsetting Recognized Derivative Assets	Cash Collateral Received	Net Amount of Derivative Assets

Derivatives subject to master netting agreements	$39,994	$(39,994)	$—	$—	$65,297	$(60,303)	$—	$4,994
Total	$39,994	$(39,994)	$—	$—	$65,297	$(60,303)	$—	$4,994

Offsetting Liabilities
The following table presents information about the Company’s offsetting of financial liabilities under master netting agreements with derivative counterparties (in thousands):

	Gross Amounts not Offset in the Consolidated Balance Sheet that are Subject to Master Netting Agreements
	As of December 31, 2019				As of December 31, 2018
	Gross Amount of Derivative Liabilities Presented in the Consolidated Balance Sheet	Gross Amount of Eligible Offsetting Recognized Derivative Assets	Cash Collateral Pledged	Net Amount of Derivative Liabilities	Gross Amount of Derivative Liabilities Presented in the Consolidated Balance Sheet	Gross Amount of Eligible Offsetting Recognized Derivative Liabilities	Cash Collateral Pledged	Net Amount of Derivative Liabilities

Derivatives subject to master netting agreements	$(257,728)	$39,994	$—	$(217,734)	$(201,812)	$60,303	$—	$(141,509)
Total	$(257,728)	$39,994	$—	$(217,734)	$(201,812)	$60,303	$—	$(141,509)

Fuel Swap Agreements	As of December 31, 2019 and 2018, we had the following outstanding fuel swap agreements as hedges of our fuel exposure:

	Fuel Swap Agreements
	As of December 31, 2019	As of December 31, 2018
	(metric tons)
2019	—	856,800
2020	830,500	830,500
2021	488,900	488,900
2022	322,900	322,900
2023	82,400	—

	Fuel Swap Agreements
	As of December 31, 2019	As of December 31, 2018
	(% hedged)
Projected fuel purchases for year:
2019	—	58%
2020	54%	54%
2021	30%	28%
2022	19%	19%
2023	5%	—

Fair Value And Line item Caption of Derivative Instruments
The fair value and line item caption of derivative instruments recorded within our consolidated balance sheets were as follows (in thousands):

	Fair Value of Derivative Instruments
	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	As of December 31, 2019	As of December 31, 2018	Balance Sheet Location	As of December 31, 2019	As of December 31, 2018
		Fair Value	Fair Value		Fair Value	Fair Value
Derivatives designated as hedging instruments under ASC 815-20(1)
Interest rate swaps	Other assets	$11	$23,518	Other long-term liabilities	$64,168	$40,467
Foreign currency forward contracts	Derivative financial instruments	—	4,044	Derivative financial instruments	75,260	39,665
Foreign currency forward contracts	Other assets	9,380	10,844	Other long-term liabilities	64,711	16,854
Fuel swaps	Derivative financial instruments	16,922	10,966	Derivative financial instruments	16,901	37,627
Fuel swaps	Other assets	8,677	9,204	Other long-term liabilities	33,965	65,182
Total derivatives designated as hedging instruments under ASC 815-20		34,990	58,576		255,005	199,795
Derivatives not designated as hedging instruments under ASC 815-20
Foreign currency forward contracts	Derivative financial Instruments	3,186	1,751	Derivative financial instruments	2,419	808
Foreign currency forward contracts	Other assets	—	1,579	Other long-term liabilities	—	833
Fuel swaps	Derivative financial instruments	1,643	2,804	Derivative financial instruments	295	376
Fuel swaps	Other assets	175	587	Other long-term liabilities	9	—
Total derivatives not designated as hedging instruments under ASC 815-20		5,004	6,721		2,723	2,017
Total derivatives		$39,994	$65,297		$257,728	$201,812
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(1)Accounting Standard Codification 815-20 "Derivatives and Hedging."
The fair value and line item caption of derivative instruments recorded within our consolidated balance sheets for the cumulative basis adjustment for fair value hedges were as follows (in thousands):

Line Item in the Statement of Financial Position Where the Hedged Item is Included	Carrying Amount of the Hedged Liabilities		Cumulative amount of Fair Value Hedging Adjustment Included in the Carrying Amount of the Hedged Liabilities
	As of December 31, 2019	As of December 31, 2018	As of December 31, 2019	As of December 31, 2018
Current portion of long-term debt and Long-term debt	$715,234	$725,486	$(1,301)	$(24,766)
	$715,234	$725,486	$(1,301)	$(24,766)

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance
The location and amount of gain or (loss) recognized in income on fair value and cash flow hedging relationships were as follows (in thousands):

	Year Ended December 31, 2019				Year Ended December 31, 2018
	Fuel Expense	Depreciation and Amortization Expenses	Interest Income (Expense)	Other Income (Expense)	Fuel Expense	Depreciation and Amortization Expenses	Interest Income (Expense)	Other Income (Expense)
Total amounts of income and expense line items presented in the statement of financial performance in which the effects of fair value or cash flow hedges are recorded	$697,962	$1,245,942	$(381,568)	$(24,513)	$710,617	$1,033,697	$(300,872)	$11,107
The effects of fair value and cash flow hedging:
Gain or (loss) on fair value hedging relationships in Subtopic 815-20
Interest contracts
Hedged items	n/a	n/a	$(23,464)	—	n/a	n/a	4,673	$—
Derivatives designated as hedging instruments	n/a	n/a	$16,607	—	n/a	n/a	$(8,854)	$—
Gain or (loss) on cash flow hedging relationships in Subtopic 815-20
Interest contracts
Amount of gain or (loss) reclassified from accumulated other comprehensive loss into income	n/a	n/a	$(4,289)	n/a	n/a	n/a	$(10,931)	n/a
Commodity contracts
Amount of gain or (loss) reclassified from accumulated other comprehensive loss into income	$29,929	n/a	n/a	$(1,292)	$1,366	n/a	n/a	$(1,580)
Foreign exchange contracts
Amount of gain or (loss) reclassified from accumulated other comprehensive loss into income	n/a	$(14,063)	n/a	$(5,080)	n/a	$(12,843)	n/a	$12,855

	Year Ended December 31, 2017
	Fuel Expense	Depreciation and Amortization Expenses	Interest Income (Expense)	Other Income (Expense)
Total amounts of income and expense line items presented in the statement of financial performance in which the effects of fair value or cash flow hedges are recorded	$681,118	$951,194	$(269,881)	$(5,289)
The effects of fair value and cash flow hedging:
Gain or (loss) on fair value hedging relationships in Subtopic 815-20
Interest contracts
Hedged items	n/a	n/a	$—	$6,065
Derivatives designated as hedging instruments	n/a	n/a	$3,007	$(3,139)
Gain or (loss) on cash flow hedging relationships in Subtopic 815-20
Interest contracts
Amount of gain or (loss) reclassified from accumulated other comprehensive loss into income	n/a	n/a	$(31,603)	n/a
Commodity contracts
Amount of gain or (loss) reclassified from accumulated other comprehensive loss into income	$(141,689)	n/a	n/a	$7,382
Foreign exchange contracts
Amount of gain or (loss) reclassified from accumulated other comprehensive loss into income	n/a	$(13,248)	n/a	$(9,472)

Fair Value and Line Item Caption of Non-derivative Instruments
The carrying value and line item caption of non-derivative instruments designated as hedging instruments recorded within our consolidated balance sheets were as follows (in thousands):

		Carrying Value
Non-derivative instrument designated as hedging instrument under ASC 815-20	Balance Sheet Location	As of December 31, 2019	As of December 31, 2018
Foreign currency debt	Current portion of long-term debt	$73,572	$38,168
Foreign currency debt	Long-term debt	284,506	281,984
		$358,078	$320,152

Effect of Non-derivative Instruments Qualifying and Designated as Hedging Instruments in Net Investment Hedges on Consolidated Financial Statements
The effect of non-derivative instruments qualifying and designated as net investment hedging instruments on the consolidated financial statements was as follows (in thousands):

	Amount of Gain (Loss) Recognized in Other Comprehensive Income (Loss)
Non-derivative instruments under ASC 815-20 Net Investment Hedging Relationships	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Foreign Currency Debt	$6,111	$13,210	$(38,971)
	$6,111	$13,210	$(38,971)

Not Designated as Hedging Instrument
Derivative instruments disclosure
Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance
The effect of derivatives not designated as hedging instruments on the consolidated financial statements was as follows (in thousands):

		Amount of Gain (Loss) Recognized in Income on Derivative
Derivatives Not Designated as Hedging Instruments under ASC 815-20	Location of Gain (Loss) Recognized in Income on Derivative	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Foreign currency forward contracts	Other income (expense)	$1,356	$(62,423)	$61,952
Fuel swaps	Fuel	(37)	1,161	—
Fuel swaps	Other income (expense)	112	114	(1,133)
		$1,431	$(61,148)	$60,819

Fair value hedging
Derivative instruments disclosure
Schedule of Interest Rate Derivatives	At December 31, 2019 and 2018, we maintained interest rate swap agreements on the following fixed-rate debt instruments:

Debt Instrument	Swap Notional as of December 31, 2019 (In thousands)	Maturity	Debt Fixed Rate	Swap Floating Rate: LIBOR plus	All-in Swap Floating Rate as of December 31, 2019
Oasis of the Seas term loan	$70,000	October 2021	5.41%	3.87%	5.80%
Unsecured senior notes	650,000	November 2022	5.25%	3.63%	5.54%
	$720,000

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance
The effect of derivative instruments qualifying and designated as hedging instruments and the related hedged items in fair value hedges on the consolidated statements of comprehensive income (loss) was as follows (in thousands):

	Location of Gain (Loss) Recognized in Income on Derivative and Hedged Item	Amount of Gain (Loss) Recognized in Income on Derivative			Amount of Gain (Loss) Recognized in Income on Hedged Item
Derivatives and related Hedged Items under ASC 815-20 Fair Value Hedging Relationships		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Interest rate swaps	Interest expense (income), net of interest capitalized	$16,607	$(8,854)	$3,007	$(23,464)	$4,673	$—
Interest rate swaps	Other income (expense)	—	—	(3,139)	—	—	6,065
		$16,607	$(8,854)	$(132)	$(23,464)	$4,673	$6,065

Cash flow hedge
Derivative instruments disclosure
Schedule of Interest Rate Derivatives	At December 31, 2019 and 2018, we maintained interest rate swap agreements on the following floating-rate debt instruments:

Debt Instrument	Swap Notional as of December 31, 2019 (In thousands)	Maturity	Debt Floating Rate		All-in Swap Fixed Rate
Celebrity Reflection term loan	$272,708	October 2024	LIBOR plus	0.40%	2.85%
Quantum of the Seas term loan	428,750	October 2026	LIBOR plus	1.30%	3.74%
Anthem of the Seas term loan	453,125	April 2027	LIBOR plus	1.30%	3.86%
Ovation of the Seas term loan	587,917	April 2028	LIBOR plus	1.00%	3.16%
Harmony of the Seas term loan (1)	551,325	May 2028	EURIBOR plus	1.15%	2.26%
Odyssey of the Seas term loan(2)	460,000	October 2032	LIBOR plus	0.95%	3.20%
	$2,753,825
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(1) Interest rate swap agreements hedging the Euro-denominated term loan for Harmony of the Seas include EURIBOR zero-floors matching the hedged debt EURIBOR zero-floor. Amount presented is based on the exchange rate as of December 31, 2019.
(2) Interest rate swap agreements hedging the term loan for Odyssey of the Seas include LIBOR zero-floors matching the hedged debt LIBOR zero-floor. The anticipated unsecured term loan for the financing of Odyssey of the Seas is expected to be drawn in October 2020.

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance
The effect of derivative instruments qualifying and designated as cash flow hedging instruments on the consolidated financial statements was as follows (in thousands):

	Amount of Gain (Loss) Recognized in Accumulated Other Comprehensive Income (Loss) on Derivative			Location of Gain (Loss) Reclassified from Accumulated Other Comprehensive Loss into Income	Amount of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Income
Derivatives under ASC 815-20 Cash Flow Hedging Relationships	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Interest rate swaps	$(72,732)	$18,578	$(13,312)	Interest expense	$(4,289)	$(10,931)	$(31,603)
Foreign currency forward contracts	(148,881)	(222,645)	276,573	Depreciation and amortization expenses	(14,063)	(12,843)	(10,840)
Foreign currency forward contracts	—	—	—	Other income (expense)	(5,080)	12,855	(9,472)
Foreign currency forward contracts	—	—	—	Other indirect operating expenses	—	—	—
Foreign currency collar options	—	—	—	Depreciation and amortization expenses	—	—	(2,408)
Fuel swaps	—	—	—	Other income (expense)	(1,292)	(1,580)	7,382
Fuel swaps	75,505	(93,927)	118,604	Fuel	29,929	1,366	(141,689)
	$(146,108)	$(297,994)	$381,865		$5,205	$(11,133)	$(188,630)
The table below represents amounts excluded from the assessment of effectiveness for our net investment hedging instruments for which the difference between changes in fair value and periodic amortization is recorded in accumulated other comprehensive income (loss) (in thousands):

Gain (Loss) Recognized in Income (Net Investment Excluded Components)	Year Ended December 31, 2019
Net inception fair value at January 1, 2019	$(8,359)
Amount of gain recognized in income on derivatives for the year ended December 31, 2019	4,024
Amount of loss remaining to be amortized in accumulated other comprehensive loss as of December 31, 2019	(3,673)
Fair value at December 31, 2019	$(8,008)